Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Net Sales by Product Category and Revenue Stream	The CODM does not use Balance Sheet information in connection with operating and investment decisions and as such that information is not presented.
	For the Year Ended December 31,
	2024	2023	2022
Direct sales revenues (1)	$1,123,489	$1,396,624	$1,607,027
Marketplace revenues (2)	25,205	32,330	47,005
Services revenues (3)	86,882	68,009	66,241
Net sales	1,235,576	1,496,963	1,720,273
Gross profit	131,488	167,557	216,626
Salary and compensation	62,064	88,108	100,615
Credit card fees	28,045	35,324	42,737
Marketing expense	13,950	12,674	14,701
Professional fees	7,719	11,525	16,803
Other operating expenses (4)	33,302	43,909	46,348
Total operating expenses	145,080	191,540	221,204
Depreciation and amortization	10,704	13,441	11,021
Stock based compensation	27,255	33,660	33,939
Other expenses (income) (5)	(8,223)	(12,094)	7,891
Net loss	$(43,328)	$(58,990)	$(57,429)

(1)	Includes all first-party product sales where Newegg owns and sells its own inventories within its websites and third-party marketplace platforms.

(2)	Includes all the commission revenues earned from sales made by sellers on its websites.

(3)	Includes all revenue recognized from providing services to customers, including third-party logistics services, advertising services, and all other third-party seller services.

(4)	Consists primarily of warehouse rent, warehouse supplies, software support & subscription, small equipment expenses, and bad debt expenses.

(5)	Consists primarily of other non-operating related income, provision for income taxes, gain from sales of investment, interest income/expense, and impairment of equity method investment.

Schedule of Net Sales by Product Category

The following table summarizes net sales by product category (in thousands):

	Year Ended December 31,
Net Sales by Product Category	2024	2023	2022
Components & Storage	$743,514	$910,772	$1,046,095
Computer System	269,414	327,263	345,949
Office Solutions	71,083	80,767	96,679
Software & Services	59,097	55,091	58,424
Networking & Smart Home	19,999	19,191	27,198
Others	72,469	103,879	145,928
Total Net Sales	$1,235,576	$1,496,963	$1,720,273

Schedule of Revenue and Long-Lived Assets, Net by Geographic Aera	The following tables set forth revenue and long-lived assets, net by geographic area (in thousands):
	Year Ended December 31,
	2024	2023	2022
United States	$1,131,697	$1,362,423	$1,553,389
Canada	90,037	114,948	138,123
Rest of world	13,842	19,592	28,761
Total	$1,235,576	$1,496,963	$1,720,273

	As of December 31,
	2024	2023
United States	$33,391	$40,063
Canada	51	76
Rest of world	17,733	21,340
Total	$51,175	$61,479